Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Related-Party Transactions [Abstract]
Related-Party Transactions

(14) Related-Party Transactions

(a) Advertising Funds

At September 24, 2011 and December 25, 2010, the Company had a net payable of $21.5 million and $23.1 million, respectively, to the various advertising funds.

To cover administrative expenses of the advertising funds, the Company charges each advertising fund a management fee for items such as facilities, accounting services, information technology, data processing, product development, legal, administrative support services, and other operating expenses, which amounted to $1.4 million and $1.5 million for the three months ended September 24, 2011 and September 25, 2010, respectively, and $4.4 million and $4.3 million for the nine months ended September 24, 2011 and September 25, 2010, respectively. Such management fees are reflected in the consolidated statements of operations as a reduction in general and administrative expenses, net.

(b) Sponsors

DBGI is majority-owned by investment funds controlled by Bain Capital Partners, LLC, The Carlyle Group, and Thomas H. Lee Partners, L.P. (collectively, the "Sponsors"). Prior to the closing of the Company's initial public offering on August 1, 2011, the Company was charged an annual management fee by the Sponsors of $1.0 million per Sponsor, payable in quarterly installments. In connection with the completion of the initial public offering in August 2011, the Company incurred an expense of approximately $14.7 million related to the termination of the Sponsor management agreement. Including this termination fee, the Company recognized $14.9 million and $750 thousand of expense related to Sponsor management fees during the three months ended September 24, 2011 and September 25, 2010, respectively, and $16.4 million and $2.3 million during the nine months ended September 24, 2011 and September 25, 2010, respectively, which is included in general and administrative expenses, net in the consolidated statements of operations. At December 25, 2010, the Company had $500 thousand of prepaid management fees to the Sponsors, which was recorded in prepaid expenses and other current assets in the consolidated balance sheets.

At September 24, 2011 and December 25, 2010, certain affiliates of the Sponsors held $65.4 million and $70.6 million, respectively, of term loans, net of original issue discount, issued under the Company's senior credit facility. The terms of these loans are identical to the terms of all other term loans issued to lenders under the senior credit facility.

Our Sponsors have a controlling interest in our Company as well as several other entities. The existence of such common ownership and management control could result in differences within our operating results or financial position than if the entities were autonomous. The Company made payments to entities under common control totaling approximately $206 thousand and $118 thousand during the three months ended September 24, 2011 and September 25, 2010, respectively, and $809 thousand and $630 thousand during the nine months ended September 24, 2011 and September 25, 2010, respectively, primarily for the purchase of training services and leasing of restaurant space. At September 24, 2011, the Company had a net credit to be applied to future invoices totaling $147 thousand from these entities. At December 25, 2010, the company owed these entities $48 thousand, which was recorded in accounts payable and other current liabilities in the consolidated balance sheets.

We have entered into an investor agreement with the Sponsors and also entered into a registration rights and coordination agreement with certain shareholders, including the Sponsors. Pursuant to these agreements, subject to certain exceptions and conditions, our Sponsors may require us to register their shares of common stock under the Securities Act, and they will have the right to participate in certain future registrations of securities by us.

(c) Joint Ventures

The Company received royalties from its joint ventures as follows (in thousands):

	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

B-R 31 Ice Cream Co., Ltd (BR Japan)	$1,015	904	2,116	1,779
Baskin-Robbins Co., Ltd Korea (BR Korea)	898	773	2,551	2,205

	$1,913	1,677	4,667	3,984

At September 24, 2011 and December 25, 2010, the Company had $1.0 million of royalties receivable from its joint ventures which were recorded in accounts receivable, net of allowance for doubtful accounts, in the consolidated balance sheets.

The Company made net payments to its joint ventures totaling approximately $497 thousand and $350 thousand during the three months ended September 24, 2011 and September 25, 2010, respectively, and $958 thousand and $1.1 million during the nine months ended September 24, 2011 and September 25, 2010, respectively, primarily for the purchase of ice cream products and incentive payments.

(d) Board of Directors

Certain family members of one of our directors hold an ownership interest in an entity that owns and operates Dunkin' Donuts restaurants and holds the right to develop additional restaurants under store development agreements. During the three and nine months ended September 24, 2011, the Company received $263 thousand and $420 thousand, respectively, in royalty, rental, and other payments from this entity. No amounts were received during the three or nine months ended September 25, 2010.

(17) Related-party transactions

(a) Sponsors

The Company is charged an annual management fee by the Sponsors of $1.0 million per Sponsor, payable in quarterly installments. The Company recognized $3.0 million of expense per year during fiscal years 2010, 2009, and 2008 related to Sponsor management fees, which is included in general and administrative expenses, net in the consolidated statements of operations. At December 25, 2010 and December 26, 2009, the Company had $500 thousand of prepaid management fees to the Sponsors, which were recorded in prepaid expenses and other current assets in the consolidated balance sheets.

At December 25, 2010, certain affiliates of the Sponsors held $70.6 million of term loans, net of original issue discount, issued under the Company's senior credit facility. The terms of these loans are identical to all other term loans issued to lenders in the senior credit facility.

Our Sponsors have a controlling interest in our Company as well as several other entities. The existence of such common ownership and management control within business and other transactions could result in differences within our operating results or financial position than if the entities were autonomous. There have been no significant transactions with companies under common control during the periods presented.

In March 2006, we entered into an investor agreement with the Sponsors and also entered into a registration rights and coordination agreement with certain shareholders, including the Sponsors. Pursuant to these agreements, subject to certain exceptions and conditions, our Sponsors may require us to register their shares of common stock under the Securities Act, and they will have the right to participate in certain future registrations of securities by us.

(b) Joint ventures

The Company received royalties from its joint ventures as follows (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

BR Japan	$2,110	1,786	1,387
BR Korea	2,990	2,637	2,471

	$5,100	4,423	3,858

The Company made payments to BR Korea and BR Japan totaling approximately $1.5 million, $409 thousand, and $221 thousand in fiscal years 2010, 2009, and 2008, respectively, primarily for the purchase of ice cream products.